Earnings per share (Details) - ZAR (R) R / shares in Units, shares in Thousands, R in Millions		2 Months Ended	12 Months Ended
	Nov. 01, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Weighted average number of shares
Ordinary shares in issue (’000) (in shares)			2,830,567	2,830,370	2,808,406
Adjustment for weighting of ordinary shares in issue (’000) (in shares)			(39)	(4,285)	90,398
Weighted average number of shares (’000) (in shares)			2,830,528	2,826,085	2,898,804
Profit attributable to owners of Sibanye-Stillwater (SA rand million)			R (37,772)	R 18,396	R 33,054
Basic EPS (in ZAR cents per share)			R (13.34)	R 6.51	R 11.40
Potential ordinary shares (’000) (in shares)			39	4,696	28,442
Diluted weighted average number of shares (’000)(in shares)			2,830,567	2,830,781	2,927,246
Diluted basic EPS (in ZAR cents per share)			R (13.34)	R 6.50	R 11.29
Gain on disposal of property, plant and equipment			R (105)	R (162)	R (36)
Gains on disposals of property plant and equipment, net of tax			(79)	(128)	(27)
Impairment loss (reversal of impairment loss)			47,454	(6)	5,148
Impairments (reversal of impairments), net of tax			41,106	(4)	3,861
Gain on remeasurement of previous interest in Kroondal	R (298)		(298)	0	0
Gain on remeasurement of previous interest in Kroondal, net of tax			(298)
Gain on acquisition		R (898)	(898)	0	0
Gain on acquisition, net of tax			(898)
Loss on deconsolidation of subsidiaries			0	308	0
Loss on deconsolidation of subsidiaries, net of tax				308
Profit on sale of subsidiary			1,384	(145)	(16)
Profit on sale of subsidiary, net of tax			1,384	(145)	(12)
Foreign exchange movement recycled through profit or loss			(1,663)	(14)
Foreign exchange movement recycled through profit or loss, net of tax			(1,663)	(14)
Derecognition of property, plant and equipment in Marathon project					2
Derecognition of property, plant and equipment in Marathon project, net of tax					2
Re-measurement items, attributable to NCI			4	9	0
Headline earnings			R 1,784	R 18,422	R 36,878
Headline EPS (cents) (in ZAR per share)			R (0.63)	R 6.52	R 12.72
Diluted headline EPS (cents) (in ZAR per share)			R 63,000,000	R 651,000,000	R 1,260,000,000